Income tax expense	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income tax expense

17.	Income tax expense

The following table summarizes the Company’s income tax expense and effective tax rates for the nine months ended September 30, 2025 and 2024:

	2025	2024
Loss before income taxes	$(4,104,168)	$(15,235,942)
Income tax expense	2,367,067	2,203,377
Effective tax rate	(57.7)%	(14.5)%

The effective tax rates for the nine months ended September 30, 2025 and 2024 were based on the Company’s forecasted annualized effective tax rates and were adjusted for discrete items that occurred within the periods presented.

Due to its cannabis operations, the Company is subject to the limitations of the U.S. Internal Revenue Code of 1986, as amended (“IRC”) Section 280E under which the Company is only allowed to deduct expenses directly related to sales of product. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable under IRC Section 280E. Therefore, the effective tax rate can be highly variable and may not necessarily correlate with pre-tax income and provides for effective tax rates that are well in excess of statutory tax rates.

25.	Income Taxes

A reconciliation of current income tax expense and the amount computed from applying the federal statutory income tax rate of 21% to the loss before provision from income taxes for the years ended:

	December 31, 2024	December 31, 2023

Expected income tax recovery (Domestic)	$(5,026,158)	$(6,070,909)
Expected income tax recovery (Foreign)	(11,888)	(245,082)
State taxes (net of federal tax benefits)	(92,997)	(35,360)
Change in valuation allowance (Domestic)	1,088,687	(157,141)
Change in valuation allowance (Foreign)	11,888	245,085
Interest and penalties	829,000	1,179,000
Impairment of goodwill	329,172	194,670
Share-based compensation	579,384	291,506
Change in fair value	1,254,877	(278,163)
Permanent non-deductible IRS Section 280E	4,053,976	8,504,397
Other	419,697	176,939
Current income tax expense	$3,435,638	$3,804,942

The provision for income taxes for the years ended:

	December 31, 2024	December 31, 2023

Current income tax expense	$3,435,638	$3,804,942
Deferred income tax recovery	(128,395)	(8,764,120)
Income tax provision	$3,307,243	$(4,959,178)

The unrecognized temporary differences of the Company that give rise to significant portions of the Company’s deferred tax assets and liabilities are set forth below:

	December 31, 2024	December 31, 2023
Deferred tax assets:
Non-capital loss carry forwards	$9,505,595	$8,451,121
Accrued expenses	65,529	59,018
Reserves	101,176	87,251
Other	98,413	100,105
Valuation allowance	(9,770,713)	(8,697,495)
Total deferred tax assets	-	-
Deferred tax liabilities:
Fixed assets and intangibles	(883,181)	(1,011,576)
Net deferred tax liability	$(883,181)	$(1,011,576)

The net change in the deferred balance for December 31, 2024 was $128,494. In assessing the realizability of deferred tax assets and liabilities, management considers whether it is more likely than not that some portion or all will not be realized. The Company is recognizing a net deferred tax liability balance in the current year.

The difference between the statutory tax rate of 21.00% and the effective tax rate of 30.58% is attributable to certain permanent differences. These permanent differences include adjustments for meals and entertainment, change in fair value of contingent consideration, share-based compensation expense, U.S. IRC Section 280E non-deductible expenses, change in fair value of derivative liabilities, loss on impairment of long-lived assets and intangibles, acquisition related expenses, and interest and penalties.

As the Company operates in the cannabis industry, it is subject to the limits of U.S. IRC Section 280E under which the Company is only allowed to deduct expenses directly related to sales of product. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable under U.S. IRC Section 280E.

Federal and California tax laws impose significant restrictions on the utilization of net operating loss carryforwards in the event of a change in ownership of the Company, as defined by Internal Revenue Code Section 382 (Section 382). The Company has not completed a formal analysis of a change in ownership, as defined by Section 382, but believe any such change would be immaterial for the year ended December 31, 2024. The Company has net operating loss carryforwards for federal, California, and foreign income tax purposes of approximately $10,547,000, $51,423,000, and $23,774,000, respectively, as of December 31, 2024. The federal net operating loss carryforwards, if not utilized, will carryover indefinitely. The state net operating loss carryforwards, if not utilized, will expire beginning in 2042. The foreign non-capital loss carryforwards of Canada, if not utilized, will expire beginning in 2044.

As of the date these financial statements were available to be issued, the Company has not yet filed its federal income tax return for the 2021, 2022, 2023, and 2024 calendar years. The Company has computed interest and penalties of approximately $829,000 and $1,179,000, respectively, for the years ended December 31, 2024 and 2023. This is included in the total current income tax payable of $12,836,039 and $9,414,086, respectively, as of December 31, 2024 and 2023. The Company has recorded the current income tax payable as a liability on the balance sheets as of December 31, 2024 and 2023. The computed interest and penalty amounts are also included within current income tax provision on the statement of operations and comprehensive income (loss) in the accompanying financial statements for the years ended December 31, 2024 and 2023. The company has full intention on becoming compliant with the latest filings during the second quarter of the 2025 calendar year. Any losses that will contribute to an additional net operating loss carryforward for the 2021, 2022, and 2023 tax years have not been included in the above. The timing for expiration of these losses will not commence until the 2021 federal return has been filed.